Ordinary Shares (Details) - USD ($)		1 Months Ended
	Oct. 02, 2020	May 26, 2021	Aug. 27, 2020	Feb. 28, 2020	Dec. 31, 2021	Mar. 26, 2021	Dec. 31, 2020	Dec. 31, 2019
Ordinary Shares (Details) [Line Items]
Gross proceeds (in Dollars)		$ 4,000,000		$ 10,000,000
Exercise price per share (in Dollars per share)	$ 4.0625
Issuance of expire years				7 years
Issuance of warrants (in Dollars)	$ 147,538			$ 43,243
Exercise price of the warrants (in Dollars per share)				$ 8.88
Deemed dividend (in Dollars)			$ 755,514
Ordinary shares, description	Following the public offering completed on October 2, 2020, the placement agent of the offering on February 28, 2020 was further received 65,406 warrants as a tail fee, with an exercise price of $3.9 and expire seven years from the date of issuance.
Aggregate offering price (in Dollars)						$ 15,000,000
Ordinary shares closing price percentage		10.00%
Shares Warrant Holders [Member]
Ordinary Shares (Details) [Line Items]
Ordinary shares issued					40,000		313,513	60,093
Share Option Holders [Member]
Ordinary Shares (Details) [Line Items]
Ordinary shares issued					190,159		12,328
Initial Public Offering [Member]
Ordinary Shares (Details) [Line Items]
Warrants to purchase shares	2,769,231
Offering costs (in Dollars)				$ 1,000,000
Class A Ordinary Shares [Member]
Ordinary Shares (Details) [Line Items]
Sale of ordinary shares				1,351,350
Warrants to purchase shares				1,351,350
Gross proceeds (in Dollars)	$ 9,000,000
Purchase of exercisable warrant shares				1
Exercise price per share (in Dollars per share)	$ 3.25			$ 7.4
Issuance of expire years	5 years
Ordinary shares issued			540,540		13,202,408		11,584,324
Non-affiliated purchasers in exchange of warrants			540,540
Ordinary shares issued		1,387,925
Ordinary shares, per share (in Dollars per share)		$ 2.882
Class A Ordinary Shares [Member] | Initial Public Offering [Member]
Ordinary Shares (Details) [Line Items]
Issuance of public offering (in Dollars)	$ 2,769,231
Offering costs (in Dollars)	$ 1,200,000